Finance income and costs	12 Months Ended
Jan. 31, 2018
Disclosure of finance income and costs [Abstract]
Finance income and costs
Finance income and costs

	Note	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
		£000	£000	£000
Finance income
Derecognition of financial liabilities	18	3,085	—	—
Interest income on deposits		11	8	30
Finance income		3,096	8	30

Finance costs
Unwinding of discount factor	18	(754)	(862)	(268)
Re-measurement of financial liabilities on funding arrangements	18	(410)	—	(2,611)
Finance costs		(1,164)	(862)	(2,879)

Net finance income / (costs)		1,932	(854)	(2,849)